Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingent Liabilities [Abstract]
Schedule of off-balance sheet contractual obligations

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Property leases	$1,087	$1,242	$1,032	$1,000	$1,001	$13,149	$18,511
Capital commitments	15,510	21,628	4,807	—	—	—	41,945
Other operating commitments	20,532	12,052	4,557	3,435	2,703	5,467	48,746
	$37,129	$34,922	$10,396	$4,435	$3,704	$18,616	$109,202